Eaton Vance

Short Duration Government Income Fund

January 31, 2022

PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 22.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 0.868%, (COF + 0.65%), 10/15/22(1)	$1	$1,084
Series 2135, Class JZ, 6.00%, 3/15/29	372	405,657
Series 3866, Class DF, 1.556%, (1 mo. USD LIBOR + 1.45%), 5/15/41(1)	1,201	1,198,013
Series 4102, Class DF, 1.252%, (1 mo. USD LIBOR + 1.15%), 9/15/42(1)	317	311,333
Series 4159, Class FP, 1.002%, (1 mo. USD LIBOR + 0.90%), 11/15/42(1)	751	720,639
Series 4180, Class KF, 1.102%, (1 mo. USD LIBOR + 1.00%), 1/15/43(1)	3,278	3,172,130
Series 4204, Class AF, 1.102%, (1 mo. USD LIBOR + 1.00%), 5/15/43(1)	566	541,981
Series 4212, Class NS, 5.273%, (5.40% - 1 mo. USD LIBOR x 1.20), 6/15/43(2)	1,816	2,113,346
Series 4223, Class NF, 1.052%, (1 mo. USD LIBOR + 0.95%), 7/15/43(1)	2,011	1,942,613
Series 4249, Class CF, 0.902%, (1 mo. USD LIBOR + 0.80%), 9/15/43(1)	7,345	7,467,859
Series 4299, Class JG, 2.50%, 7/15/43	1,000	1,010,757
Series 4389, Class CA, 3.00%, 9/15/44	1,649	1,683,358
Series 4608, Class TV, 3.50%, 1/15/55	316	318,403
Series 4619, Class KF, 0.852%, (1 mo. USD LIBOR + 0.75%), 6/15/39(1)	803	815,816
Series 4678, Class PC, 3.00%, 1/15/46	2,230	2,287,639
Series 4876, Class FA, 0.806%, (1 mo. USD LIBOR + 0.70%), 5/15/49(1)	9,714	9,899,892
Series 4995, Class ZN, 2.50%, 7/25/50	1,355	1,409,494
Series 4999, Class C, 2.00%, 6/25/50	853	853,069
Series 5003, Class AZ, 2.50%, 8/25/50	271	271,074
Series 5007, Class PZ, 3.00%, 7/25/50	97	96,535
Series 5009, Class ZN, 3.50%, 7/25/50	6,881	6,883,040
Series 5020, Class EZ, 2.00%, 10/25/50	10,637	10,280,288
Series 5021, Class CZ, 2.00%, 10/25/50	4,331	4,374,712
Series 5021, Class NZ, 2.00%, 10/25/50	3,282	3,233,468
Series 5028, Class AZ, 2.00%, 10/25/50	1,111	1,117,005
Series 5028, Class TZ, 2.00%, 10/25/50	2,750	2,680,501
Series 5028, Class ZA, 2.00%, 10/25/50	1,258	1,261,289
Series 5028, Class ZT, 2.00%, 10/25/50	2,305	2,297,108
Series 5031, Class Z, 2.50%, 10/25/50	8	7,626
Series 5035, Class AZ, 2.00%, 11/25/50	1,514	1,483,538
Series 5035, Class ZK, 2.50%, 11/25/50	19,326	19,599,197
Series 5035, Class ZT, 2.00%, 10/25/50	1,684	1,685,952
Series 5036, Class Z, 2.00%, 11/25/50	15,264	15,045,295
Series 5037, Class QZ, 2.00%, 11/25/50	6,920	6,842,298
Series 5037, Class ZQ, 2.00%, 11/25/50	835	837,869
Series 5038, Class Z, 2.50%, 10/25/50	3	3,331
Series 5038, Class ZN, 2.00%, 11/25/50	2,105	2,128,952
Series 5039, Class PZ, 2.00%, 11/25/50	1,322	1,324,787
Series 5039, Class ZJ, 2.00%, 11/25/50	412	416,724
Series 5040, Class TZ, 2.50%, 11/25/50	5,766	5,636,811
Series 5048, Class CZ, 2.00%, 12/25/50	2,079	2,118,320

Security	Principal Amount (000’s omitted)	Value
Series 5050, Class DZ, 2.00%, 11/25/50	$3,549	$3,581,132
Series 5050, Class ZC, 2.00%, 12/25/50	6,844	6,748,640
Series 5050, Class ZJ, 2.00%, 12/25/50	8,717	8,634,455
Series 5054, Class DZ, 2.00%, 12/25/50	16,907	16,812,617
Series 5057, Class AZ, 2.00%, 12/25/50	3,547	3,067,495
Series 5058, Class CZ, 2.00%, 1/25/51	9,232	8,920,708
Series 5058, Class Z, 2.00%, 1/25/51	809	814,931
Series 5058, Class ZA, 2.00%, 1/25/51	1,199	1,197,048
Series 5058, Class ZH, 3.00%, 5/25/50	7,611	7,697,096
Series 5068, Class UZ, 2.50%, 1/25/51	11,304	11,447,577
Series 5071, Class CS, 3.25%, (3.30% - 30-day average SOFR), 2/25/51(2)	7,922	7,057,686
Series 5071, Class SP, 3.25%, (3.30% - 30-day average SOFR), 2/25/51(2)	9,663	9,314,405
Series 5072, Class ZU, 2.50%, 2/25/51	4,220	4,252,662
Series 5083, Class SK, 3.80%, (3.867% - 30-day average SOFR), 3/25/51(2)	9,984	9,367,870
Series 5083, Class ZW, 2.50%, 3/25/51	6,844	6,918,518
Series 5090, Class PZ, 2.50%, 3/25/51	864	876,242
Series 5093, Class Z, 3.00%, 1/25/51	1	911
Series 5093, Class ZM, 3.00%, 3/25/51	2	1,875
Series 5101, Class EZ, 2.00%, 3/25/51	1,973	1,926,689
Series 5104, Class WZ, 3.00%, 4/25/51	1,569	1,554,729
Series 5114, Class ZH, 3.00%, 5/25/51	6,912	6,928,332
Series 5123, Class JZ, 2.00%, 7/25/51	2,326	2,326,930
Series 5124, Class HZ, 3.00%, 7/25/51	4,135	4,115,982
Series 5129, Class CZ, 3.00%, 8/25/50	18,946	19,143,999
Series 5129, Class HZ, 1.25%, 4/25/50	4,487	4,485,603
Series 5129, Class TZ, 2.50%, 8/25/51	7,685	7,723,176
Series 5129, Class WZ, 3.00%, 8/25/50	1	1,003
Series 5129, Class ZE, 3.00%, 9/25/50	2,526	2,529,346
Series 5129, Class ZH, 3.00%, 7/25/50	1	1,002
Series 5129, Class ZW, 3.00%, 8/25/50	1	670
Series 5131, Class JZ, 3.00%, 8/25/51	1,435	1,434,942
Series 5131, Class QZ, 3.00%, 7/25/51	7,035	6,955,636
Series 5132, Class LZ, 2.50%, 8/25/51	11,386	11,358,407
Series 5135, Class MZ, 2.50%, 8/25/51	15,458	15,352,668
Series 5136, Class ZJ, 2.50%, 8/25/51	21,747	21,519,616
Series 5139, Class DZ, 2.50%, 9/25/51	13,344	13,229,579
Series 5139, Class EZ, 2.50%, 9/25/51	16,300	16,104,733
Series 5140, Class WZ, 2.50%, 9/25/51	8,213	8,169,058
Series 5141, Class ZJ, 2.50%, 9/25/51	15,769	15,635,368
Series 5141, Class ZP, 3.00%, 4/25/50	12,983	13,261,998
Series 5144, Class Z, 2.50%, 9/25/51	42,340	42,391,736
Series 5148, Class AZ, 2.50%, 10/25/51	41,402	40,466,166
Series 5149, Class TZ, 3.00%, 10/25/51	2,584	2,583,643
Series 5150, Class QZ, 2.50%, 10/25/51	5,352	5,305,286
Series 5150, Class ZJ, 2.50%, 10/25/51	14,944	14,621,201
Series 5150, Class ZN, 2.50%, 10/25/51	2,310	2,278,202
Series 5159, Class KZ, 3.00%, 11/25/51	8,709	8,626,985
Series 5159, Class MZ, 3.00%, 11/25/51	2,083	2,076,302
Series 5159, Class ZP, 3.00%, 11/25/51	7,714	7,755,749
Series 5159, Class ZT, 3.00%, 11/25/51	9,973	9,946,762
Series 5160, Class ZW, 3.00%, 8/25/50	3,450	3,447,044

Security	Principal Amount (000’s omitted)	Value
Series 5160, Class ZY, 3.00%, 10/25/50	$40,832	$40,580,565
Series 5163, Class Z, 3.00%, 11/25/51	11,711	11,728,492
Series 5166, Class ZN, 3.00%, 9/25/50	19,386	19,431,105
Series 5168, Class MZ, 3.00%, 10/25/51	9,434	9,417,200
Series 5169, Class JZ, 3.00%, 1/25/49	3,479	3,478,917
Interest Only:(3)
Series 354, Class C11, 3.50%, 7/15/46	10,871	1,596,902
Series 354, Class C15, 3.50%, 11/15/46	9,824	1,531,241
Series 362, Class C7, 3.50%, 9/15/47	17,653	2,415,902
Series 362, Class C11, 4.00%, 12/15/47	5,641	797,334
Series 362, Class C12, 4.00%, 12/15/47	10,585	1,775,171
Series 3030, Class SL, 5.994%, (6.10% - 1 mo. USD LIBOR), 9/15/35(2)	1,376	237,899
Series 3114, Class TS, 6.544%, (6.65% - 1 mo. USD LIBOR), 9/15/30(2)	2,597	297,813
Series 3339, Class JI, 6.484%, (6.59% - 1 mo. USD LIBOR), 7/15/37(2)	1,186	219,048
Series 4088, Class EI, 3.50%, 9/15/41	187	1,608
Series 4094, Class CS, 5.894%, (6.00% - 1 mo. USD LIBOR), 8/15/42(2)	1,007	205,798
Series 4109, Class SA, 6.094%, (6.20% - 1 mo. USD LIBOR), 9/15/32(2)	1,301	240,315
Series 4452, Class SP, 6.094%, (6.20% - 1 mo. USD LIBOR), 10/15/43(2)	22	99
Series 4497, Class CS, 6.094%, (6.20% - 1 mo. USD LIBOR), 9/15/44(2)	394	10,273
Series 4507, Class EI, 4.00%, 8/15/44	3,763	418,783
Series 4507, Class MI, 3.50%, 8/15/44	599	18,450
Series 4549, Class DS, 5.794%, (5.90% - 1 mo. USD LIBOR), 8/15/45(2)	1,581	166,266
Series 4601, Class IN, 3.50%, 7/15/46	17,911	2,794,144
Series 4625, Class BI, 3.50%, 6/15/46	3,474	479,836
Series 4637, Class IP, 3.50%, 4/15/44	335	6,935
Series 4653, Class PI, 3.50%, 7/15/44	32	2
Series 4672, Class LI, 3.50%, 1/15/43	310	2,952
Series 4676, Class DI, 4.00%, 7/15/44	146	230
Series 4749, Class IL, 4.00%, 12/15/47	1,273	186,084
Series 4768, Class IO, 4.00%, 3/15/48	1,482	210,800
Series 4768, Class KI, 4.00%, 11/15/47	2,607	380,573
Series 4772, Class PI, 4.00%, 1/15/48	1,610	229,025
Series 4791, Class JI, 4.00%, 5/15/48	2,304	310,682
Series 4791, Class SA, 6.094%, (6.20% - 1 mo. USD LIBOR), 5/15/48(2)	6,368	891,946
Series 4796, Class AS, 6.094%, (6.20% - 1 mo. USD LIBOR), 5/15/48(2)	4,033	556,057
Series 4808, Class IB, 4.00%, 5/15/48	6,239	901,149
Series 4966, Class SY, 5.942%, (6.05% - 1 mo. USD LIBOR), 4/25/50(2)	5,447	992,581
Series 5008, Class IE, 2.00%, 9/25/50	74,258	8,368,654
Series 5010, Class I, 2.00%, 9/25/50	34,755	4,236,538
Series 5010, Class IB, 2.00%, 9/25/50	51,560	6,247,041
Series 5010, Class IN, 2.00%, 9/25/50	92,469	10,518,011
Series 5010, Class NI, 2.00%, 9/25/50	19,496	2,371,215
Series 5016, Class UI, 2.00%, 9/25/50	16,499	1,985,379
Series 5017, Class DI, 2.00%, 9/25/50	34,177	4,112,570
Series 5019, Class CI, 2.00%, 10/25/50	27,845	3,476,664
Series 5020, Class CI, 2.00%, 9/25/50	6,893	821,651
Series 5022, Class AI, 2.00%, 10/25/50	37,100	4,707,173
Series 5024, Class CI, 2.00%, 10/25/50	111,491	13,451,089
Series 5025, Class GI, 2.00%, 10/25/50	12,051	1,508,750
Series 5028, Class TI, 2.00%, 10/25/50	15,623	1,572,600
Series 5038, Class DI, 2.00%, 11/25/50	88,532	10,768,036

Security	Principal Amount (000’s omitted)		Value
Series 5051, Class S, 3.55%, (3.60% - 30-day average SOFR), 12/25/50(2)	$33,815		$3,732,916
Series 5070, Class CI, 2.00%, 2/25/51	83,762		9,858,530
Principal Only:(4)
Series 213, Class PO, 0.00%, 6/1/31	1,389		1,287,445
Series 239, Class PO, 0.00%, 8/15/36	659		571,538
Series 246, Class PO, 0.00%, 5/15/37	1,565		1,438,571
Series 3072, Class WO, 0.00%, 11/15/35	610		549,170
Series 3342, Class KO, 0.00%, 7/15/37	201		186,123
Series 3476, Class PO, 0.00%, 7/15/38	316		276,699
Series 3862, Class PO, 0.00%, 5/15/41	611		536,435
Series 4239, Class OU, 0.00%, 7/15/43	2,953		2,174,269

			$743,018,457

Federal National Mortgage Association:
Series G93-17, Class FA, 1.108%, (1 mo. USD LIBOR + 1.00%), 4/25/23(1)	$4		$3,805
Series G97-4, Class FA, 0.906%, (1 mo. USD LIBOR + 0.80%), 6/17/27(1)	94		95,046
Series 1993-203, Class PL, 6.50%, 10/25/23	37		37,593
Series 1994-14, Class F, 1.818%, (COF + 1.60%), 10/25/23(1)	31		31,251
Series 2001-4, Class GA, 9.00%, 4/17/25(5)	0	(6)	48
Series 2009-48, Class WA, 5.835%, 7/25/39(5)	341		370,875
Series 2009-62, Class WA, 5.577%, 8/25/39(5)	501		541,734
Series 2010-112, Class DZ, 4.00%, 10/25/40	402		420,426
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(2)	182		196,751
Series 2012-14, Class MH, 2.00%, 12/25/40	46		46,288
Series 2012-51, Class FD, 0.688%, (1 mo. USD LIBOR + 0.58%), 5/25/42(1)	21,360		21,675,492
Series 2012-103, Class ZP, 3.00%, 9/25/42	1,147		1,201,148
Series 2012-115, Class MX, 3.344%, (3.46% - 1 mo. USD LIBOR x 1.154), 10/25/42(2)	756		520,343
Series 2012-128, Class SH, 3.892%, (4.00% - 1 mo. USD LIBOR), 11/25/42(2)	4,044		3,543,900
Series 2012-128, Class WS, 3.892%, (4.00% - 1 mo. USD LIBOR), 11/25/42(2)	586		502,878
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,150		1,081,323
Series 2013-52, Class GA, 1.00%, 6/25/43	757		737,623
Series 2013-58, Class SC, 5.838%, (6.00% - 1 mo. USD LIBOR x 1.50), 6/25/43(2)	2,791		2,971,624
Series 2013-67, Class NF, 1.108%, (1 mo. USD LIBOR + 1.00%), 7/25/43(1)	707		719,241
Series 2014-1, Class HF, 1.602%, (1 mo. USD LIBOR + 1.50%), 6/25/43(1)	762		742,428
Series 2014-5, Class LB, 2.50%, 7/25/43	149		150,099
Series 2015-74, Class SL, 2.286%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(2)	1,883		1,389,939
Series 2016-26, Class KS, 5.062%, (5.25% - 1 mo. USD LIBOR x 1.75), 11/25/42(2)	1,718		1,774,273
Series 2016-55, Class KF, 1.102%, (1 mo. USD LIBOR + 1.00%), 8/25/46(1)	59		58,640
Series 2016-55, Class KS, 3.499%, (3.57% - 1 mo. USD LIBOR x 0.714 ), 8/25/46(2)	50		48,553
Series 2017-15, Class LE, 3.00%, 6/25/46	323		328,733
Series 2017-56, Class KF, 1.102%, (1 mo. USD LIBOR + 1.00%), 7/25/47(1)	1,171		1,171,621
Series 2017-56, Class KS, 4.898%, (5.00% - 1 mo. USD LIBOR), 7/25/47(2)	656		629,237
Series 2019-1, Class FA, 0.708%, (1 mo. USD LIBOR + 0.60%), 2/25/49(1)	10,995		10,835,215
Series 2019-8, Class FD, 0.808%, (1 mo. USD LIBOR + 0.70%), 3/25/49(1)	31,372		32,040,617
Series 2019-9, Class LF, 0.658%, (1 mo. USD LIBOR + 0.55%), 3/25/49(1)	16,853		17,023,764
Series 2019-16, Class AF, 0.658%, (1 mo. USD LIBOR + 0.55%), 4/25/49(1)	11,189		11,319,419
Series 2019-68, Class KL, 3.898%, (4.00% - 1 mo. USD LIBOR), 11/25/49(2)	275		277,352
Series 2019-68, Class KS, 3.898%, (4.00% - 1 mo. USD LIBOR), 11/25/49(2)	275		277,352
Series 2020-45, Class MA, 3.114%, (3.20% - 1 mo. USD LIBOR x 0.80), 6/25/43(2)	1,319		1,365,265
Series 2020-63, Class ZN, 3.00%, 9/25/50	739		738,615
Series 2020-75, Class NZ, 2.50%, 10/25/50	422		422,097

Security	Principal Amount (000’s omitted)	Value
Series 2020-81, Class CZ, 2.00%, 11/25/50	$6,354	$6,031,690
Series 2020-85, Class HZ, 2.50%, 12/25/50	689	717,905
Series 2020-85, Class JZ, 2.50%, 12/25/50	1,950	2,037,215
Series 2020-86, Class ZK, 2.00%, 12/25/50	4,350	4,376,391
Series 2020-86, Class ZP, 2.50%, 12/25/50	4,457	4,457,502
Series 2020-94, Class HZ, 3.00%, 1/25/51	235	235,233
Series 2020-95, Class BZ, 2.50%, 1/25/51	5,054	5,109,566
Series 2020-95, Class ZT, 2.00%, 1/25/51	3,384	3,344,833
Series 2020-96, Class DZ, 2.50%, 1/25/51	9,594	9,903,353
Series 2020-96, Class EZ, 2.50%, 1/25/51	1,186	1,198,205
Series 2020-96, Class KZ, 2.50%, 1/25/51	1,475	1,497,533
Series 2021-3, Class ZH, 2.50%, 2/25/51	2,101	2,176,933
Series 2021-8, Class NZ, 2.50%, 3/25/51	1,357	1,386,869
Series 2021-11, Class DZ, 3.00%, 11/25/50	298	297,815
Series 2021-11, Class KZ, 3.00%, 6/25/50	632	630,686
Series 2021-14, Class GZ, 2.50%, 3/25/51	1,131	1,132,143
Series 2021-22, Class MZ, 3.00%, 4/25/51	2,191	2,283,063
Series 2021-40, Class ZB, 3.00%, 6/25/51	2,978	2,997,645
Series 2021-42, Class ZA, 3.00%, 2/25/51	7,282	7,196,591
Series 2021-42, Class ZD, 3.00%, 11/25/50	5,851	5,837,566
Series 2021-45, Class DZ, 3.00%, 7/25/51	2,014	2,025,209
Series 2021-45, Class ZD, 3.00%, 7/25/51	2,109	2,111,862
Series 2021-51, Class EZ, 2.50%, 8/25/51	1,808	1,808,197
Series 2021-52, Class JZ, 2.50%, 8/25/51	19,085	19,258,085
Series 2021-54, Class HZ, 2.50%, 6/25/51	7,962	8,044,738
Series 2021-54, Class ZJ, 2.50%, 8/25/51	26,943	26,876,999
Series 2021-55, Class ZN, 2.50%, 8/25/51	609	607,556
Series 2021-56, Class HZ, 2.50%, 9/25/51	31,059	30,917,781
Series 2021-56, Class LZ, 2.50%, 9/25/51	15,923	15,643,978
Series 2021-56, Class YZ, 2.50%, 9/25/51	37,678	37,349,040
Series 2021-57, Class ZW, 2.50%, 7/25/51	23,809	23,735,661
Series 2021-59, Class EZ, 2.50%, 9/25/51	2,290	2,285,102
Series 2021-61, Class Z, 2.50%, 9/25/51	14,736	14,779,773
Series 2021-63, Class QZ, 2.50%, 6/25/51	12,436	12,374,339
Series 2021-64, Class ZJ, 2.50%, 10/25/51	21,495	21,059,297
Series 2021-66, Class JZ, 2.50%, 10/25/51	15,079	14,978,662
Series 2021-69, Class JZ, 2.50%, 10/25/51	14,981	14,678,944
Series 2021-77, Class WZ, 3.00%, 8/25/50	6,514	6,486,375
Series 2021-77, Class Z, 3.00%, 5/25/51	34,741	34,337,342
Series 2021-79, Class Z, 3.00%, 11/25/51	23,457	23,487,761
Series 2021-95, Class ZC, 3.00%, 8/25/51	7,494	7,485,538
Series 2022-2, Class ZN, 3.00%, 2/25/52	14,165	14,075,221
Interest Only:(3)
Series 296, Class 2, 8.00%, 4/25/24	34	576
Series 424, Class C8, 3.50%, 2/25/48	5,082	741,641
Series 2004-60, Class SW, 6.942%, (7.05% - 1 mo. USD LIBOR), 4/25/34(2)	1,325	156,830
Series 2005-68, Class XI, 6.00%, 8/25/35	1,519	329,669
Series 2006-65, Class PS, 7.112%, (7.22% - 1 mo. USD LIBOR), 7/25/36(2)	948	203,612
Series 2007-99, Class SD, 6.292%, (6.40% - 1 mo. USD LIBOR), 10/25/37(2)	1,495	274,270
Series 2007-102, Class ST, 6.332%, (6.44% - 1 mo. USD LIBOR), 11/25/37(2)	776	123,556

Security	Principal Amount (000’s omitted)	Value
Series 2010-135, Class SD, 5.892%, (6.00% - 1 mo. USD LIBOR), 6/25/39(2)	$4	$22
Series 2011-59, Class IW, 6.00%, 7/25/41	1,056	220,611
Series 2011-82, Class AI, 5.50%, 8/25/26	1	18
Series 2011-101, Class IC, 3.50%, 10/25/26	1,723	88,262
Series 2012-94, Class SL, 6.592%, (6.70% - 1 mo. USD LIBOR), 5/25/38(2)	485	6,057
Series 2012-147, Class SA, 5.992%, (6.10% - 1 mo. USD LIBOR), 1/25/43(2)	952	218,907
Series 2014-41, Class SA, 5.942%, (6.05% - 1 mo. USD LIBOR), 7/25/44(2)	958	180,915
Series 2014-55, Class IL, 3.50%, 9/25/44	832	154,906
Series 2014-55, Class IN, 3.50%, 7/25/44	848	186,662
Series 2014-89, Class IO, 3.50%, 1/25/45	1,243	219,057
Series 2015-22, Class GI, 3.50%, 4/25/45	478	71,817
Series 2015-31, Class SG, 5.992%, (6.10% - 1 mo. USD LIBOR), 5/25/45(2)	987	251,187
Series 2015-36, Class IL, 3.00%, 6/25/45	1,064	157,878
Series 2016-61, Class DI, 3.00%, 4/25/46	891	60,468
Series 2018-21, Class IO, 3.00%, 4/25/48	5,189	698,217
Series 2018-42, Class IA, 3.50%, 6/25/47	2,039	158,430
Series 2019-1, Class SA, 5.292%, (5.40% - 1 mo. USD LIBOR), 2/25/49(2)	7,686	850,033
Series 2020-23, Class SP, 5.942%, (6.05% - 1 mo. USD LIBOR), 2/25/50(2)	16,208	3,068,933
Series 2020-45, Class HI, 2.50%, 7/25/50	8,074	1,049,147
Series 2020-62, Class DI, 2.00%, 9/25/50	42,720	4,827,297
Series 2020-72, Class DI, 2.00%, 10/25/50	27,355	3,405,467
Series 2020-72, Class IA, 2.00%, 10/25/50	27,855	3,233,065
Series 2020-73, Class NI, 2.00%, 10/25/50	44,831	5,670,496
Series 2020-94, Class DI, 2.00%, 1/25/51	16,854	1,863,320
Series 2021-10, Class EI, 2.00%, 3/25/51	13,129	1,432,976
Series 2021-73, Class AI, 2.50%, 6/25/49	9,071	833,392
Principal Only:(4)
Series 379, Class 1, 0.00%, 5/25/37	1,400	1,242,872
Series 380, Class 1, 0.00%, 7/25/37	338	298,663
Series 2007-17, Class PO, 0.00%, 3/25/37	230	205,803
Series 2009-82, Class PO, 0.00%, 10/25/39	684	602,467
Series 2012-5, Class PO, 0.00%, 12/25/39	432	391,464
Series 2012-61, Class PO, 0.00%, 8/25/37	1,993	1,772,498
Series 2014-9, Class DO, 0.00%, 2/25/43	8,140	7,084,358
Series 2014-17, Class PO, 0.00%, 4/25/44	1,384	1,162,471

		$556,045,095

Government National Mortgage Association:
Series 2012-77, Class MT, 0.496%, (1 mo. USD LIBOR + 0.39%), 5/16/41(1)	$483	$468,130
Series 2014-H20, Class MF, 0.754%, (1 mo. USD LIBOR + 0.65%), 10/20/64(1)	7,060	7,164,682
Series 2015-144, Class KB, 3.00%, 8/20/44	503	486,534
Series 2015-H03, Class FD, 0.744%, (1 mo. USD LIBOR + 0.64%), 1/20/65(1)	23,377	23,718,600
Series 2015-H05, Class FB, 0.744%, (1 mo. USD LIBOR + 0.64%), 2/20/65(1)	21,873	22,213,367
Series 2016-168, Class JF, 1.102%, (1 mo. USD LIBOR + 1.00%), 11/20/46(1)	1,015	1,012,351
Series 2017-121, Class DF, 0.604%, (1 mo. USD LIBOR + 0.50%), 8/20/47(1)	4,642	4,693,753
Series 2017-137, Class AF, 0.604%, (1 mo. USD LIBOR + 0.50%), 9/20/47(1)	2,171	2,195,021
Series 2018-H18, Class FG, 0.704%, (1 mo. USD LIBOR + 0.60%), 10/20/68(1)	38,012	38,888,031
Series 2018-H20, Class FA, 0.704%, (1 mo. USD LIBOR + 0.60%), 12/20/68(1)	60,180	61,582,078
Series 2019-H02, Class FE, 0.654%, (1 mo. USD LIBOR + 0.55%), 1/20/69(1)	23,351	23,658,773
Series 2020-76, Class ZL, 2.75%, 5/20/50	1,521	1,521,807
Series 2020-134, Class QY, 2.00%, 9/20/50	91	90,538

Security	Principal Amount (000’s omitted)	Value
Series 2020-181, Class CZ, 2.50%, 12/20/50	$197	$197,206
Series 2021-1, Class CZ, 2.50%, 12/20/50	782	756,103
Series 2021-1, Class ZD, 3.00%, 1/20/51	2,679	2,673,911
Series 2021-8, Class ZG, 2.50%, 1/20/51	7,057	7,082,250
Series 2021-15, Class LZ, 2.50%, 1/20/51	1,381	1,381,147
Series 2021-24, Class EZ, 2.50%, 1/20/51	7,251	7,172,213
Series 2021-24, Class KZ, 2.50%, 2/20/51	3,700	3,649,971
Series 2021-25, Class JZ, 2.50%, 2/20/51	4,814	4,838,415
Series 2021-49, Class VZ, 2.50%, 3/20/51	2,447	2,452,226
Series 2021-77, Class ZG, 3.00%, 7/20/50	1,646	1,646,431
Series 2021-86, Class ZJ, 1.50%, 5/20/51	1,479	1,431,145
Series 2021-97, Class MZ, 3.00%, 8/20/50	8,758	8,767,291
Series 2021-97, Class ZC, 3.00%, 8/20/50	13,670	13,693,614
Series 2021-103, Class AZ, 3.00%, 6/20/51	618	611,657
Series 2021-103, Class MZ, 3.00%, 6/20/51	840	833,192
Series 2021-105, Class MZ, 3.00%, 6/20/51	9,162	9,090,873
Series 2021-105, Class ZH, 1.50%, 6/20/51	2,338	2,207,079
Series 2021-107, Class GZ, 3.00%, 6/20/51	5,771	5,736,235
Series 2021-114, Class JZ, 3.00%, 6/20/51	7,839	7,839,163
Series 2021-118, Class EZ, 2.50%, 7/20/51	8,636	8,454,903
Series 2021-118, Class JZ, 2.50%, 7/20/51	25,575	24,936,063
Series 2021-119, Class HZ, 2.50%, 7/20/51	1,100	1,076,337
Series 2021-121, Class ZE, 2.50%, 7/20/51	2,155	2,123,655
Series 2021-122, Class ZL, 2.50%, 7/20/51	16,395	16,486,128
Series 2021-131, Class ZN, 3.00%, 7/20/51	3,231	3,232,222
Series 2021-136, Class WZ, 3.00%, 8/20/51	12,161	12,415,171
Series 2021-136, Class Z, 2.50%, 8/20/51	13,565	13,479,449
Series 2021-137, Class GZ, 2.50%, 8/20/51	1,765	1,735,510
Series 2021-138, Class Z, 2.50%, 8/20/51	13,467	13,443,209
Series 2021-139, Class UZ, 3.00%, 8/20/51	16,535	17,041,959
Series 2021-142, Class KZ, 3.00%, 8/20/51	1,290	1,290,509
Series 2021-154, Class ZC, 2.50%, 9/20/51	6,819	6,602,601
Series 2021-154, Class ZL, 3.00%, 9/20/51	16,345	16,560,734
Series 2021-156, Class ZQ, 2.50%, 9/20/51	5,172	4,925,589
Series 2021-159, Class ZJ, 2.50%, 9/20/51	9,291	8,985,401
Series 2021-159, Class ZP, 2.00%, 9/20/51	8,941	8,336,608
Series 2021-160, Class NZ, 3.00%, 9/20/51	12,305	12,307,833
Series 2021-172, Class ZA, 3.00%, 9/20/51	3,286	3,282,991
Series 2021-175, Class DZ, 3.00%, 10/20/51	10,445	10,462,627
Series 2021-177, Class DZ, 3.00%, 10/20/51	4,208	4,165,008
Series 2021-177, Class JZ, 3.00%, 10/20/51	6,874	6,830,483
Series 2021-182, Class KZ, 3.00%, 10/20/51	6,647	6,623,833
Series 2021-194, Class HZ, 3.00%, 11/20/51	8,842	8,844,297
Series 2021-199, Class ZM, 3.00%, 11/20/51	12,229	12,202,482
Series 2021-213, Class NZ, 3.00%, 12/20/51	8,202	8,162,043
Series 2021-214, Class LZ, 3.00%, 12/20/51	9,881	9,868,791
Series 2021-228, Class JZ, 3.00%, 12/20/51	13,513	13,417,982
Series 2022-31, Class ZD, 3.00%, 12/20/51	6,628	6,561,261

Security	Principal Amount (000’s omitted)	Value
Interest Only:(3)
Series 2014-98, Class IM, 1.502%, 1/20/43(5)	$6,753	$175,499
Series 2015-151, Class KI, 1.008%, 11/20/42(5)	8,481	203,035
Series 2017-104, Class SD, 6.096%, (6.20% - 1 mo. USD LIBOR), 7/20/47(2)	3,065	424,799
Series 2017-121, Class DS, 4.396%, (4.50% - 1 mo. USD LIBOR), 8/20/47(2)	3,776	355,270
Series 2018-127, Class SG, 6.146%, (6.25% - 1 mo. USD LIBOR), 9/20/48(2)	9,153	1,166,781
Series 2019-27, Class SA, 5.946%, (6.05% - 1 mo. USD LIBOR), 2/20/49(2)	3,414	503,471
Series 2019-38, Class SQ, 5.946%, (6.05% - 1 mo. USD LIBOR), 3/20/49(2)	8,555	1,275,310
Series 2019-43, Class BS, 5.946%, (6.05% - 1 mo. USD LIBOR), 4/20/49(2)	5,022	757,220
Series 2020-97, Class MI, 2.50%, 3/20/50	7,326	753,881
Series 2020-134, Class IM, 2.50%, 9/20/50	18,142	1,956,404
Series 2020-146, Class IQ, 2.00%, 10/20/50	163,488	17,268,761
Series 2020-146, Class QI, 2.00%, 10/20/50	49,183	5,213,292
Series 2020-151, Class AI, 2.00%, 10/20/50	101,583	9,831,400
Series 2020-162, Class BI, 2.00%, 10/20/50	22,985	2,205,785
Series 2020-167, Class KI, 2.00%, 11/20/50	103,154	10,651,690
Series 2020-167, Class YI, 2.00%, 11/20/50	121,132	12,456,041
Series 2020-173, Class DI, 2.00%, 11/20/50	99,735	9,605,847
Series 2020-176, Class AI, 2.00%, 11/20/50	33,670	3,605,162
Series 2020-176, Class HI, 2.50%, 11/20/50	24,778	2,417,998
Series 2020-181, Class TI, 2.00%, 12/20/50	97,574	10,363,832
Series 2020-185, Class BI, 2.00%, 12/20/50	19,544	1,942,356
Series 2021-9, Class GI, 2.00%, 1/20/51	48,357	4,898,512
Series 2021-30, Class AI, 2.00%, 2/20/51	11,037	1,127,982
Series 2021-46, Class IM, 2.50%, 3/20/51	5,859	604,341
Series 2021-56, Class SD, 2.25%, (2.30% - 30-day average SOFR), 9/20/50(2)	18,603	674,144
Series 2021-56, Class SE, 2.25%, (2.30% - 30-day average SOFR), 10/20/50(2)	6,812	256,024
Series 2021-67, Class SA, 2.25%, (2.30% - 30-day average SOFR), 10/20/50(2)	60,175	2,619,240
Series 2021-77, Class SB, 3.646%, (3.75% - 1 mo. USD LIBOR), 5/20/51(2)	19,319	2,045,589
Series 2021-77, Class SE, 3.646%, (3.75% - 1 mo. USD LIBOR), 5/20/51(2)	11,754	1,212,031
Series 2021-97, Class IG, 2.50%, 8/20/49	94,713	9,300,875
Series 2021-125, Class SA, 3.646%, (3.75% - 1 mo. USD LIBOR), 7/20/51(2)	23,249	1,940,585
Series 2021-140, Class YS, 1.596%, (1.70% - 1 mo. USD LIBOR), 8/20/51(2)	67,550	1,208,685
Series 2021-160, Class IT, 2.50%, 9/20/51	48,192	4,938,207
Series 2021-175, Class SA, 1.696%, (1.80% - 1 mo. USD LIBOR), 10/20/51(2)	123,329	2,404,943
Series 2021-187, Class SB, 1.696%, (1.80% - 1 mo. USD LIBOR), 10/20/51(2)	49,409	939,522
Series 2021-193, Class IU, 3.00%, 11/20/49	89,757	8,406,644
Series 2021-193, Class YS, 2.40%, (2.45% - 30-day average SOFR), 11/20/51(2)	59,443	2,754,564
Principal Only:(4)
Series 2009-117, Class PO, 0.00%, 12/16/39	949	819,215
Series 2010-88, Class OA, 0.00%, 7/20/40	649	557,594
Series 2015-24, Class KO, 0.00%, 6/20/35	880	820,321

		$674,272,318

Total Collateralized Mortgage Obligations (identified cost $2,033,065,672)		$1,973,335,870

Government National Mortgage Association Participation Agreements — 15.2%

Security	Principal Amount (000’s omitted)	Value
Government National Mortgage Association Participation Agreements:
2.007%, (1 mo. USD LIBOR + 1.92), 11/1/22(1)(7)	$681,880	$682,105,916
2.20%, (1 mo. USD LIBOR + 1.95%, Floor 0.25%), 10/5/22(1)(7)	500,000	500,449,000
2.65%, (1 mo. USD LIBOR + 2.40%, Floor 0.25%), 10/5/22(1)(7)	136,639	137,035,610

Total Government National Mortgage Association Participation Agreements (identified cost $1,318,519,161)		$1,319,590,526

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.3%

Security	Principal Amount (000’s omitted)	Value
Interest Only:(3)
FRESB Mortgage Trust:
Series 2021-SB91, Class X1, 0.569%, 8/25/41(5)	$47,920	$2,155,099
Series 2021-SB92, Class X1, 0.599%, 8/25/41(5)	26,187	1,143,669
Government National Mortgage Association:
Series 2021-101, Class IO, 0.686%, 4/16/63(5)	58,676	4,147,993
Series 2021-132, Class IO, 0.713%, 4/16/63(5)	62,023	4,367,330
Series 2021-144, Class IO, 0.797%, 4/16/63(5)	56,531	4,287,259
Series 2021-186, Class IO, 0.77%, 5/16/63(5)	49,730	3,726,137
Series 2023-3, Class IO, 0.641%, 2/16/61(5)	70,000	4,627,399

Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $25,215,298)		$24,454,886

U.S. Government Agency Mortgage-Backed Securities — 63.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
1.468%, (COF + 1.25%), with maturity at 2025(8)	$70	$71,048
2.10%, (1 yr. CMT + 1.98%), with maturity at 2034(8)	767	795,224
2.336%, (1 yr. CMT + 2.26%), with maturity at 2035(8)	1,851	1,931,183
2.345%, (1 yr. CMT + 2.24%), with maturity at 2036(8)	613	639,737
2.364%, (1 yr. CMT + 2.25%), with maturity at 2038(8)	562	589,501
2.372%, (1 yr. CMT + 2.31%), with maturity at 2036(8)	653	682,842
2.40%, (1 yr. CMT + 2.28%), with maturity at 2023(8)	7	7,459
2.50%, with various maturities to 2050	18,758	18,760,318
2.65%, (COF + 2.28%), with maturity at 2025(8)	154	156,000
2.764%, (COF + 1.25%), with maturity at 2035(8)	461	473,458
3.00%, with various maturities to 2052	130,413	133,607,841
3.255%, (COF + 1.25%), with maturity at 2032(8)	108	110,264
3.50%, with various maturities to 2050	63,481	66,424,859
3.85%, (COF + 1.25%), with maturity at 2034(8)	29	29,815

Security	Principal Amount (000’s omitted)		Value
4.00%, with maturity at 2050	$1,090		$1,158,938
4.005%, (COF + 1.25%), with maturity at 2029(8)	7		7,790
4.044%, (COF + 2.29%), with maturity at 2037(8)	605		625,725
4.321%, (5 yr. CMT + 2.52%), with maturity at 2032(8)	175		179,227
4.388%, (COF + 1.25%), with maturity at 2030(8)	172		183,067
4.50%, with various maturities to 2049	2,871		3,067,612
4.691%, (COF + 1.25%), with maturity at 2033(8)	355		364,673
6.00%, with maturity at 2029	136		150,094
7.00%, with maturity at 2033	104		111,286
8.00%, with maturity at 2025	0	(6)	58

			$230,128,019

Federal National Mortgage Association:
1.468%, (COF + 1.25%), with maturity at 2033(8)	$149		$151,407
1.47%, (COF + 1.25%), with maturity at 2038(8)	29		29,489
1.473%, (COF + 1.25%), with various maturities to 2037(8)	232		234,864
2.064%, (COF + 1.84%), with maturity at 2029(8)	1		1,516
2.079%, (1 yr. CMT + 2.08%), with maturity at 2033(8)	268		278,417
2.111%, (12 mo. USD LIBOR + 1.75%), with maturity at 2035(8)	446		466,776
2.175%, (12 mo. USD LIBOR + 1.80%), with maturity at 2034(8)	220		231,697
2.178%, (1 yr. CMT + 2.11%), with maturity at 2040(8)	266		276,934
2.219%, (1 yr. CMT + 2.12%), with maturity at 2037(8)	696		724,622
2.26%, (1 yr. CMT + 2.15%), with maturity at 2031(8)	214		216,195
2.283%, (1 yr. CMT + 2.18%), with maturity at 2036(8)	208		218,721
2.303%, (1 yr. CMT + 2.25%), with maturity at 2033(8)	1,453		1,515,865
2.309%, (1 yr. CMT + 2.21%), with maturity at 2039(8)	1,083		1,137,420
2.449%, (COF + 2.19%), with maturity at 2030(8)	79		82,413
2.468%, (COF + 1.25%), with maturity at 2036(8)	66		67,426
2.50%, with various maturities to 2050	55,712		55,730,692
2.607%, (1 yr. CMT + 2.49%), with maturity at 2038(8)	487		512,636
2.892%, (COF + 1.25%), with maturity at 2036(8)	161		168,684
3.00%, 30-Year, TBA(9)	1.088,660		1,110,764,806
3.00%, with various maturities to 2052	328,828		336,989,059
3.166%, (COF + 1.25%), with maturity at 2034(8)	330		341,778
3.286%, (COF + 1.25%), with maturity at 2034(8)	438		460,384
3.31%, (COF + 1.25%), with maturity at 2035(8)	149		154,081
3.50%, with various maturities to 2050	46,436		48,489,394
3.52%, (COF + 1.80%), with maturity at 2036(8)	504		534,230
3.521%, (COF + 2.34%), with maturity at 2026(8)	96		98,689
3.603%, (COF + 1.25%), with maturity at 2034(8)	179		183,181
3.693%, (COF + 1.73%), with maturity at 2035(8)	300		318,460
3.94%, (COF + 1.25%), with maturity at 2036(8)	45		47,424
3.989%, (COF + 1.81%), with maturity at 2034(8)	231		249,259
4.00%, with various maturities to 2050	29,187		30,966,273
4.046%, (COF + 1.78%), with maturity at 2035(8)	201		214,668
4.104%, (COF + 1.25%), with maturity at 2033(8)	216		233,564
4.168%, (COF + 1.87%), with maturity at 2034(8)	138		143,555
4.50%, with maturity at 2049	4,610		4,921,431

Security	Principal Amount (000’s omitted)	Value
4.674%, (COF + 1.49%), with maturity at 2029(8)	$309	$330,512
4.956%, (COF + 1.73%), with maturity at 2034(8)	84	90,851
5.00%, with various maturities to 2048	2,388	2,561,171
6.00%, with various maturities to 2031	25	26,700
6.331%, (COF + 2.00%), with maturity at 2032(8)	38	42,777

		$1,600,208,021

Government National Mortgage Association:
1.75%, with various maturities to 2027(8)	$80	$81,204
2.00%, (1 yr. CMT + 1.50%), with maturity at 2026(8)	42	42,945
2.50%, with various maturities to 2051	731,274	736,981,533
3.00%, 30-Year, TBA(9)	582,300	596,140,660
3.00%, with maturity at 2052(10)	139,500	143,220,214
3.00%, with various maturities to 2052	1,762,429	1,807,809,565
3.50%, 30-Year, TBA(9)	357,000	368,624,667
4.00%, with various maturities to 2050	3,587	3,778,458
4.50%, with various maturities to 2049	21,275	22,528,949

		$3,679,208,195

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $5,555,568,255)		$5,509,544,235

U.S. Government Guaranteed Small Business Administration Pools & Loans — 3.10%

Description	Principal Amount (000’s omitted)	Value
0.875%, (USD Prime - 2.375%), 2/25/29(1)	$61,289	$62,035,369
1.00%, (USD Prime - 2.25%), 1/25/44 to 2/25/44(1)	68,198	68,573,702
1.05%, (USD Prime - 2.20%), 4/25/44(1)	26,793	27,016,863
2.25%, (USD Prime - 1.00%), 4/25/44(1)	30,460	32,789,391
2.575%, (USD Prime - 0.675%), 2/25/44(1)	27,766	30,314,631
Interest Only:(11)(12)
1.03%, 1/18/39	417	14,031
1.26%, 2/15/44	1,490	74,713
1.31%, 11/26/43	3,100	137,463
1.51%, 2/15/44	1,094	61,680
1.56%, 3/14/44	550	31,655
1.57%, 11/1/32 to 5/16/43(13)	84,373	5,249,027
1.68%, 11/1/43	1,615	93,350
1.76%, 12/18/28	114	3,772
1.81%, 6/15/43 to 3/15/44	6,090	354,192
1.88%, 12/18/43 to 12/27/43	6,044	379,714
1.91%, 7/15/42 to 4/15/44	18,624	1,147,273
1.93%, 6/14/43 to 2/8/44	26,378	1,693,602
2.01%, 3/12/29 to 2/15/44	4,167	261,447
2.06%, 3/15/29 to 3/21/44	15,285	1,071,906
2.13%, 9/14/43 to 1/9/44	5,128	355,603
2.16%, 3/15/42 to 4/15/44	4,380	317,412

Description	Principal Amount (000’s omitted)	Value
2.18%, 12/3/28 to 2/15/44	$22,162	$1,571,501
2.19%, 2/21/33 to 4/1/43(13)	19,206	1,477,213
2.23%, 1/21/24 to 7/28/42(13)	13,421	828,727
2.26%, 12/28/28 to 1/15/44	4,498	322,689
2.31%, 12/15/28 to 8/11/44	31,270	2,278,174
2.38%, 8/31/28 to 12/27/43	3,298	247,735
2.41%, 3/21/23 to 12/13/42(13)	25,922	1,663,509
2.41%, 6/15/42 to 4/15/44	22,282	1,791,320
2.43%, 5/7/28 to 2/12/44	16,157	1,284,495
2.48%, 3/15/44	2,634	223,719
2.51%, 7/12/28 to 1/15/44	3,671	271,922
2.56%, 12/15/28 to 9/18/44	33,452	2,784,771
2.61%, 4/15/29	74	3,588
2.63%, 9/13/42 to 1/11/44	3,772	338,469
2.66%, 2/15/29 to 4/15/44	14,893	1,309,635
2.68%, 10/19/28 to 2/19/44	19,751	1,598,456
2.76%, 10/1/28 to 2/15/44	10,735	749,475
2.81%, 3/15/29 to 4/24/44	27,559	2,421,457
2.88%, 7/12/43 to 12/27/43	3,845	369,774
2.91%, 3/15/44	693	70,801
2.93%, 10/1/28 to 2/15/44	6,505	574,451
3.01%, 10/13/28 to 1/15/44	1,816	146,325
3.05%, 3/10/26 to 3/23/42(13)	411	36,391
3.06%, 1/15/29 to 2/21/44	3,015	299,833
3.13%, 9/29/43 to 1/31/44	8,499	923,355
3.16%, 12/15/43	325	37,445
3.18%, 5/8/28 to 2/19/44	9,997	797,919
3.26%, 10/18/28 to 3/15/44	5,412	474,066
3.31%, 4/15/29 to 2/28/44	4,820	551,435
3.36%, 1/15/29 to 4/15/44	158	15,017
3.38%, 8/17/43 to 1/16/44	10,017	1,225,583
3.41%, 4/15/44	2,730	319,102
3.43%, 4/27/28 to 2/6/44	32,681	2,709,531
3.51%, 10/4/28 to 3/15/44	15,901	1,524,656
3.56%, 12/28/28 to 3/15/44	12,476	1,145,391
3.61%, 12/27/28	10	708
3.66%, 11/15/43 to 4/15/44	16,601	2,055,359
3.98%, 12/11/28 to 12/13/28	360	27,606
4.11%, 12/31/28	33	2,585

Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $271,656,702)		$266,450,984

Short-Term Investments — 24.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(14)	2,091,046,358	$2,090,837,253

Total Short-Term Investments (identified cost $2,090,855,087)		$2,090,837,253

Total Purchased Swaptions — 0.1% (identified cost $5,215,488)		$7,224,360

Total Investments — 128.7% (identified cost $11,300,095,663)		$11,191,438,114

Total Written Swaptions — (0.1)% (premiums received $4,544,873)		$(3,993,442)

TBA Sale Commitments — (4.9)%

U.S. Government Agency Mortgage-Backed Securities — (4.9)%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association, 3.50%, 30-Year, TBA(9)	$(168,000)	$(175,153,079)
Government National Mortgage Association, 2.00%, 30-Year, TBA(9)	(256,000)	(253,106,752)

Total U.S. Government Agency Mortgage-Backed Securities (proceeds $433,103,594)		$(428,259,831)

Total TBA Sale Commitments (proceeds $433,103,594)		$(428,259,831)

Other Assets, Less Liabilities — (23.7)%		$(2,062,565,638)

Net Assets — 100.0%		$8,696,619,203

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2022.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2022.

(3)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2022.

(6)	Principal amount is less than $500.

(7)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.

(8)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2022.

(9)

TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(10)	When-issued security.

(11)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(12)	Securities comprise a trust that is wholly-owned by the Fund and may only be sold on a pro rata basis with all securities in the trust.

(13)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2022 of all interest only securities comprising the certificate.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

Purchased Interest Rate Swaptions — 0.1%

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 4/21/52 to pay 1.94% and receive SOFR	Bank of America, N.A.	USD	100,000,000	4/19/22	$ 1,294,041
Option to enter into interest rate swap expiring 2/16/52 to pay 2.01% and receive 3-month USD-LIBOR	Goldman Sachs International	USD	300,000,000	2/14/22	2,468,433
Option to enter into interest rate swap expiring 4/8/52 to pay 1.92% and receive SOFR	Goldman Sachs International	USD	300,000,000	4/6/22	3,461,886

Total					$ 7,224,360

Written Interest Rate Swaptions — (0.1)%

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 4/21/52 to pay 1.44% and receive SOFR	Bank of America, N.A.	USD	100,000,000	4/19/22	$(1,218,259)
Option to enter into interest rate swap expiring 2/16/52 to pay 1.51% and receive 3-month USD-LIBOR	Goldman Sachs International	USD	300,000,000	2/14/22	(41,043)
Option to enter into interest rate swap expiring 4/8/52 to pay 1.42% and receive SOFR	Goldman Sachs International	USD	300,000,000	4/6/22	(2,734,140)

Total					$(3,993,442)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(17,898)	Short	3/22/22	$(2,290,384,688)	$16,224,125

					$16,224,125

Abbreviations:

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

LIBOR	-	London Interbank Offered Rate

SOFR	-	Secured Overnight Financing Rate

TBA	-	To Be Announced

Currency Abbreviations:

USD	-	United States Dollar

At January 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts, options on futures contracts and swaptions to enhance total return, to change the overall duration of the Fund and to hedge against fluctuations in securities prices due to changes in interest rates.

At January 31, 2022, the value of the Fund’s investment in affiliated funds was $2,090,837,253, which represents 24.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,318,224,411	$2,052,006,658	$(2,279,192,197)	$(183,785)	$(17,834)	$2,090,837,253	$553,201	2,091,046,358

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$1,973,335,870	$—	$1,973,335,870
Government National Mortgage Association Participation Agreements	—	1,319,590,526	—	1,319,590,526
U.S. Government Agency Commercial Mortgage-Backed Securities	—	24,454,886	—	24,454,886
U.S. Government Agency Mortgage-Backed Securities	—	5,509,544,235	—	5,509,544,235
U.S. Government Guaranteed Small Business Administration Pools & Loans	—	266,450,984	—	266,450,984
Short-Term Investments	—	2,090,837,253	—	2,090,837,253
Purchased Interest Rate Swaptions	—	7,224,360	—	7,224,360
Total Investments	$—	$11,191,438,114	$—	$11,191,438,114
Futures Contracts	$16,224,125	$—	$—	$16,224,125
Total	$16,224,125	$11,191,438,114	$—	$11,207,662,239

Liability Description
TBA Sale Commitments	$—	$(428,259,831)	$—	$(428,259,831)
Written Interest Rate Swaptions	—	(3,993,442)	—	(3,993,442)
Total	$—	$(432,253,273)	$—	$(432,253,273)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.